Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Practices

The grant date of our equity awards is scheduled in advance and is based on the timing of the completion of our annual performance and compensation review process. We have not granted stock options to our Named Executive Officers since 2003 and none of our Named Executive Officers hold any Company stock options.

Award Timing Method	The grant date of our equity awards is scheduled in advance and is based on the timing of the completion of our annual performance and compensation review process.
Award Timing Predetermined	true